DEFERRED REVENUES AND COSTS - Revenue, Remaining Performance Obligation (Detail)	Sep. 30, 2019	Dec. 31, 2018
First 4-5years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, percentage	55.00%	55.00%
Within 18 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, percentage	80.00%	80.00%